RELATED PARTY TRANSACTIONS AND BALANCES (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	¥ 10,010	$ 1,380	¥ 6,063
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]	Affiliated Entity [Member]			Affiliated Entity [Member]
Related party
RELATED PARTY TRANSACTIONS AND BALANCES
Due to related party	¥ 89			¥ 71
Allowance for expected credit losses	(52)			(37)
Total	147			184
Related party | Sheen Star
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	27			29
Related party | Sheen Star | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	3		1
Related party | Zhuchuang
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	19			24
Related party | Trip.com
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	51			73
Due to related party	44			38
Related party | Trip.com | Commission expenses
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties	102		20
Related party | Trip.com | Lease expenses
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties	9		9
Related party | Trip.com | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	9		20
Related party | Cjia/Cjia Group
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	37			28
Due to related party	30			26
Related party | Cjia/Cjia Group | Lease expenses
RELATED PARTY TRANSACTIONS AND BALANCES
Expenses with related parties	17		18
Related party | Cjia/Cjia Group | Goods sold and service provided
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	4		2
Related party | Cjia/Cjia Group | Sublease income
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	2		3
Related party | Lianquan
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	45			46
Related party | Lianquan | Sublease income
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	4		6
Related party | Others
RELATED PARTY TRANSACTIONS AND BALANCES
Amounts due from related parties	20			21
Due to related party	15			¥ 7
Related party | AZURE | Service fee
RELATED PARTY TRANSACTIONS AND BALANCES
Total revenues	¥ 7		¥ 1